Financial Instruments and Risk Management (Effect of Derivative Instruments on the Consolidated Statements of Operations Derivatives in Fair Value Hedging Relationships) (Details) (Fair Value Hedging Relationships, USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (Loss) or Gain Recognized in Earnings on Derivatives	$ (17,933)	$ 19,562	$ 42,648
Amount of Gain or (Loss) Recognized in Earnings on Hedging Items	32,900	(6,873)	(29,773)
Interest expense | Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Amount of (Loss) or Gain Recognized in Earnings on Derivatives	(17,933)	19,562	42,648
Interest expense | 2016 Senior Notes (1.800% coupon)
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Recognized in Earnings on Hedging Items	448
Interest expense | 2018 Senior Notes (6.000% coupon)
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Recognized in Earnings on Hedging Items	17,073	(6,873)	(29,773)
Interest expense | 2023 Senior Notes (3.125% coupon)
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Recognized in Earnings on Hedging Items	$ 15,379